Performance Management - Lone Peak Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
On February 8, 2016, the Fund was reorganized from a series of Cottonwood Mutual Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the Trust, a Delaware statutory trust (the “Reorganization”).
The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund’s and the Predecessor Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at https://lonepeakglobal.com/fundreports or by calling toll-free 800-673-0550.

The bar chart below shows the annual returns for the Fund’s Investor Class shares for each of the last ten full calendar years of the Fund and the Predecessor Fund. The performance of the Fund’s Institutional Class shares and Super Institutional Class shares will differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

Performance Past Does Not Indicate Future [Text]	The Fund’s and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund’s and the Predecessor Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Lone Peak Value Fund (formerly Clifford Capital Partners Fund)(Investor Class)Total Returns
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 24.71% (quarter ended 6/30/2020) and the lowest quarterly return was -31.78% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[1]
Performance Table Closing [Text Block]	The table below shows how the average annual total returns of the Fund’s and the Predecessor Fund’s classes compared to those of the Fund’s benchmark, the Russell 3000® Index, and the Russell 3000® Value Index, which is the Fund’s secondary index. The table also presents the impact of taxes on the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns for the Institutional Class shares will differ from those of the Investor Class shares as the expenses of the Classes differ.
Performance Availability Website Address [Text]	https://lonepeakglobal.com/fundreports
Performance Availability Phone [Text]	800-673-0550

[1]	In connection with adopted SEC regulations applicable to the Fund, the Russell 3000® Index is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Russell 3000® Value Index, the Fund’s previous broad-based securities market index.